Statements of Cash Flows (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (3,190) [1]	$ (4,397,547)	$ (4,400,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		3,843,789	3,843,789
Interest reinvested in trust account		(15,733)	(15,733)
Changes in operating assets and liabilities:
Increase in accrued expenses (related party)		32,500	32,500
Net cash used in operating activities	(3,190)	(536,991)	(540,181)
Cash flows from investing activities:
Principal deposited in trust account		(43,370,000)	(43,370,000)
Net cash used in investing activities		(43,370,000)	(43,370,000)
Cash flows from financing activities:
Proceeds from public offering, net of offering costs of $1,016,098		41,058,902	41,058,902
Proceeds from sale of ordinary shares to initial shareholders	25,000		25,000
Proceeds from sale of private placement warrants		2,700,000	2,700,000
Proceeds from underwriters unit purchase option		100	100
Advance from related party		379,906	379,906
Advance from a shareholder	22,876		22,876
Repayment of advance from shareholder		(22,876)	(22,876)
Payment of deferred offering costs	(51,191)		(51,191)
Proceeds from note payable to shareholder	25,000		25,000
Repayment of note payable to shareholders		(100,000)	(100,000)
Net cash provided by financing activities	21,685	44,016,032	44,037,717
Net increase in cash and cash equivalents	18,495	109,041	127,536
Cash and cash equivalent at beginning of the period		18,495
Cash and cash equivalent at end of the period	18,495	127,536	127,536
Non-cash financing activity
Payment of deferred offering costs made by shareholders and included in notes payable to shareholders	$ 75,000		$ 75,000

[1]	2. Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders because the underwriter's over-allotment option was not exercised in full.